Supplement to the

Fidelity Advisor® Limited Term Municipal Income Fund

Class A (FASHX), Class T (FTSHX), Class B (FBSHX), Class C (FCSHX), and Institutional Class (FISHX)

Classes of shares of Fidelity® Limited Term Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in the "Description of the Trust" section on page 46.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ASTM-ASTMIB-15-01  June 1, 2015
1.791643.115

Supplement to the
Fidelity Advisor® Limited Term Municipal Income Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASTMI-15-01  June 1, 2015
1.790658.122

Supplement to the

Fidelity® Conservative Income Municipal Bond Fund

Institutional Class (FMNDX)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 40.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

CMB-IB-15-01  June 1, 2015
1.9862953.101

Supplement to the

Fidelity® Conservative Income Municipal Bond Fund (FCRDX)

A Class of shares of Fidelity Conservative Income Municipal Bond Fund
A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 40.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

CMBB-15-01  June 1, 2015
1.9862954.101

Supplement to the

Fidelity® Municipal Income Fund (FHIGX)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 44.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

HIYB-15-01  June 1, 2015
1.832386.108

Supplement to the

Fidelity® Minnesota Municipal Income Fund (FIMIX)
A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 52.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

MNFB-15-01  June 1, 2015
1.713590.123

Supplement to the

Fidelity® Limited Term Municipal Income Fund (FSTFX)

A Class of shares of Fidelity Limited Term Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 46.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

STMB-15-01  June 1, 2015
1.478062.123